Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure
Lease Commitments
	Operating Leases Future Minimum Rental Payments*	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2015	$139,286	$54,715
2016	125,458	44,110
2017	107,987	34,780
2018	90,687	24,174
2019	74,640	12,082
Thereafter	740,501	8,567
Total	$1,278,559	$178,428

*Includes $88.4 million of future lease payments associated with leases transferred in January 2015 per the second closing of the tower sale. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.